SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 962,421	$ 911,636	$ 831,756
Less: accumulated depreciation and amortization	(580,012)	(536,251)	(373,123)
Total property and equipment, net	382,409	375,385	458,633
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	679,995	662,747	647,214
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81,433	81,433	68,682
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,353	19,353	9,941
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 181,640	$ 148,103	$ 105,919